Annual Total Returns[BarChart] - ProShares UltraShort Real Estate - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(51.58%)	(32.60%)	(34.06%)	(11.04%)	(40.86%)	(12.06%)	(20.47%)	(18.02%)	5.88%	(38.92%)